Segment information (Details)	12 Months Ended
	Aug. 31, 2023 CAD ($) segment	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)
Segment information
Number of reportable business segments | segment	2
Segment revenues	$ 5,651,502	$ 7,350,946	$ 3,513,788
Segment gross profit (loss)	1,536,426	3,285,565	1,604,182
Segment (loss) profit before tax	(21,158,061)	(12,853,442)	(15,008,317)
Research and development	5,704,912	2,242,794	1,489,953
Office salaries and benefits [note 17]	4,014,181	3,335,799	1,754,613
Segment assets	24,046,512	29,100,209
Cash	3,359,257	5,824,716
Additions to property and equipment	938,802	1,175,931	544,354
Segment liabilities	12,482,075	5,071,613
Operating segments
Segment information
Revenue from external customers	5,651,502	7,350,946	3,513,788
Segment revenues	5,651,502	7,350,946	3,513,788
Segment gross profit (loss)	1,536,426	3,285,565	1,604,182
Segment (loss) profit before tax	(21,158,061)	(12,853,442)
Research and development	5,704,912	2,242,794	15,008,317
Office salaries and benefits [note 17]	4,014,181	3,335,799	1,489,953
Segment assets	24,046,512	29,100,209
Cash	3,359,257	5,824,716
Additions to property and equipment	983,609	1,108,888
Segment liabilities	12,482,075	5,071,613
Inter-segment eliminations
Segment information
Revenue from other segments	(1,203,780)	(901,225)	(149,483)
Segment revenues	(1,203,780)	(901,225)	(149,483)
Segment gross profit (loss)	(187,450)	(150,975)	(39,642)
Segment (loss) profit before tax	(170,367)	(93,852)
Research and development	(233,098)		(32,255)
Office salaries and benefits [note 17]	(7,739)
Segment assets	(10,239,388)	(9,438,326)
Additions to property and equipment	(185,744)	(162,446)
Segment liabilities	(1,013,824)	(262,883)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	1,612,699	2,557,086	2,158,240
Revenue from other segments	867,097	820,383	142,007
Segment revenues	2,479,796	3,377,469	2,300,247
Segment gross profit (loss)	(242,590)	596,570	640,228
Segment (loss) profit before tax	(20,363,838)	(13,632,377)
Research and development	5,938,010	2,242,794	(15,517,319)
Office salaries and benefits [note 17]	2,769,196	2,384,746	1,489,953
Segment assets	20,344,002	24,499,107
Cash	3,025,565	4,146,260
Additions to property and equipment	194,820	412,158
Segment liabilities	10,154,031	2,023,368
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	4,038,803	4,793,860	1,355,548
Revenue from other segments	336,683	80,842	7,476
Segment revenues	4,375,486	4,874,702	1,363,024
Segment gross profit (loss)	1,966,466	2,839,970	1,003,596
Segment (loss) profit before tax	(623,856)	872,787
Research and development			$ 541,257
Office salaries and benefits [note 17]	1,237,246	951,053
Segment assets	13,941,898	14,039,428
Cash	333,692	1,678,456
Additions to property and equipment	974,533	859,176
Segment liabilities	$ 3,341,868	$ 3,311,128